CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Gross		$ 3,376,573	$ 2,027,240
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000	70,000,000
Common Stock, Shares, Issued	6,351,698	201,787	184,474
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Issued	0
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Temporary Equity, Shares Authorized	2,483,692	2,483,692	2,483,692
Temporary Equity, Shares Issued	0	2,483,692	2,483,692
Temporary Equity, Shares Outstanding	0	2,483,692	2,483,692
Temporary Equity, Liquidation Preference		5,960,863
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	2,483,692	2,483,692
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Temporary Equity, Shares Authorized	13,794,259	13,794,259	13,819,649
Temporary Equity, Shares Issued	0	8,073,508	8,073,508
Temporary Equity, Shares Outstanding	0	8,073,508	8,073,508
Temporary Equity, Liquidation Preference		7,023,952
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	13,819,649	13,819,649
Series C Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Temporary Equity, Shares Authorized	5,161,236	5,161,236	5,161,241
Temporary Equity, Shares Issued	0	3,351,156	3,351,156
Temporary Equity, Shares Outstanding	0	3,351,156	3,351,156
Temporary Equity, Liquidation Preference		5,857,140
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	5,161,241	5,161,241
Series D Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Temporary Equity, Shares Authorized	24,023,485	24,023,485	29,020,554
Temporary Equity, Shares Issued	0	19,557,392	19,557,392
Temporary Equity, Shares Outstanding	0	19,557,392	19,557,392
Temporary Equity, Liquidation Preference		$ 23,762,876
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Preferred Stock, Shares Authorized	29,020,554	29,020,554